Convertible Promissory Notes Payable	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Convertible Promissory Notes Payable

In June 2016, the Company entered into a convertible promissory note in the principal amount of $77,750. The convertible promissory note bears interest at a rate of 10.0% per annum from the date of issue until the principal becomes due and payable whether at maturity or upon acceleration or by prepayment or otherwise. Any amount of principal or interest that is not paid when it becomes due shall bear interest at a rate of 24.0% per annum from the due date thereof until the outstanding amounts are paid. No amounts under the convertible promissory note can be prepaid in whole or in part except as otherwise explicitly set out in the terms of the convetible promissary note with the written consent of the Holder. The Holder has the right to convert any unpaid principal amount into shares of the Company's common stock at any time from the date of the issuance of the convertible promissory note to the later of (i) maturity or (ii) the date the outstanding principal and interest is paid. The price at which the conversion is to occur is the lesser of (i) 45% multiplied by the Trading Price (representing a discount rate of 55%) during the previous trading day period ending on the latest complete trading day prior to the date of the convertible promissory note and (ii) the Variable Conversion Price, which shall mean 45% multiplied by the Market Price which shall be the lowest Trading Price for the Company's Stock during the 25 day Trading Period ending on the last complete Trading Day prior to the Conversion Date.

In connection with the issuance of the convertible promissory note, the Company incurred debt issuance costs of $7,500 which are being amortized over the maturity period of the convertible promissory note. Included in interest expense for the three and six months ended June 30, 2016, is $246 related to the amortization of the debt issuance costs.

The amounts repayable under the convertible promissory note as at June 30, 2016 were as follows:

Principal amount, June 30, 2016	$77,750

Less unamortized debt issuance costs	(7,254)

70,496

Less amounts due within one year	(70,496)

$-